UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3855

Fidelity Advisor Series VIII

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Overseas Fund

January 31, 2019

OS-QTLY-0319
1.813050.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
Australia - 0.6%
Appen Ltd.	23,824	$276
Aub Group Ltd.	153,521	1,321
Insurance Australia Group Ltd.	148,452	765
Lovisa Holdings Ltd.	48,720	255
Netwealth Group Ltd.	52,505	274
Pact Group Holdings Ltd.	75,176	207
realestate.com.au Ltd.	10,885	599

TOTAL AUSTRALIA		3,697

Austria - 0.6%
Andritz AG	6,840	338
Erste Group Bank AG	82,200	2,860

TOTAL AUSTRIA		3,198

Bailiwick of Jersey - 1.3%
Experian PLC	190,100	4,773
Sanne Group PLC	393,719	2,582

TOTAL BAILIWICK OF JERSEY		7,355

Belgium - 1.2%
KBC Groep NV	102,713	6,969
Bermuda - 1.8%
Credicorp Ltd. (United States)	11,200	2,719
Hiscox Ltd.	152,900	2,844
Hongkong Land Holdings Ltd.	53,900	386
IHS Markit Ltd. (a)	80,901	4,200
SmarTone Telecommunications Holdings Ltd.	431,000	512

TOTAL BERMUDA		10,661

Canada - 0.8%
Constellation Software, Inc.	6,400	4,776
Cayman Islands - 0.4%
SITC International Holdings Co. Ltd.	969,000	890
Value Partners Group Ltd.	900,000	669
ZTO Express (Cayman), Inc. sponsored ADR	48,800	835

TOTAL CAYMAN ISLANDS		2,394

China - 0.2%
Suofeiya Home Collection Co. Ltd. Class A	218,554	492
Yunnan Baiyao Group Co. Ltd.	46,563	540

TOTAL CHINA		1,032

Denmark - 1.2%
A.P. Moller - Maersk A/S Series A	377	470
DSV de Sammensluttede Vognmaend A/S	41,600	3,313
Netcompany Group A/S (b)	57,844	1,951
NNIT A/S (b)	15,173	437
Scandinavian Tobacco Group A/S (b)	47,936	620

TOTAL DENMARK		6,791

Finland - 0.1%
Nokian Tyres PLC	20,200	671
France - 9.5%
Altarea SCA	2,800	579
ALTEN	30,510	2,921
Amundi SA (b)	56,641	3,255
Capgemini SA	55,300	6,107
Compagnie de St. Gobain	17,300	597
Danone SA	87,600	6,375
Edenred SA	74,243	3,012
Elior SA (b)	90,100	1,268
LVMH Moet Hennessy - Louis Vuitton SA	24,779	7,949
Sanofi SA	96,541	8,391
SR Teleperformance SA	28,100	4,834
Total SA	182,511	10,005

TOTAL FRANCE		55,293

Germany - 6.5%
adidas AG	21,984	5,226
Axel Springer Verlag AG	29,700	1,815
Bayer AG	67,372	5,107
Bertrandt AG	9,693	831
Deutsche Borse AG	28,100	3,741
Deutsche Post AG	122,826	3,628
Fresenius SE & Co. KGaA	43,640	2,263
Hannover Reuck SE	31,300	4,510
Instone Real Estate Group BV (b)	23,400	505
JOST Werke AG (b)	7,300	257
SAP SE	97,083	10,039

TOTAL GERMANY		37,922

Hong Kong - 1.8%
AIA Group Ltd.	1,038,700	9,379
Dah Sing Banking Group Ltd.	244,800	479
Dah Sing Financial Holdings Ltd.	102,400	568

TOTAL HONG KONG		10,426

India - 1.2%
Axis Bank Ltd. (a)	359,314	3,659
HDFC Bank Ltd. sponsored ADR	31,700	3,114

TOTAL INDIA		6,773

Indonesia - 0.5%
PT Astra International Tbk	1,391,000	841
PT Bank Rakyat Indonesia Tbk	8,205,700	2,261

TOTAL INDONESIA		3,102

Ireland - 2.4%
DCC PLC (United Kingdom)	56,809	4,638
Kerry Group PLC Class A	47,490	4,851
Kingspan Group PLC (Ireland)	43,644	1,783
United Drug PLC (United Kingdom)	378,126	2,877

TOTAL IRELAND		14,149

Italy - 1.5%
Banca Generali SpA	13,150	310
FinecoBank SpA	166,400	1,807
Prada SpA	619,700	2,051
Recordati SpA	125,475	4,544

TOTAL ITALY		8,712

Japan - 16.4%
AEON Financial Service Co. Ltd.	170,100	3,290
Arata Corp.	13,800	553
Credit Saison Co. Ltd.	39,300	516
Daiichikosho Co. Ltd.	62,600	2,954
Elecom Co. Ltd.	44,700	1,192
GMO Internet, Inc.	46,600	627
Hoya Corp.	106,600	6,164
Iriso Electronics Co. Ltd.	46,800	1,910
Kao Corp.	63,300	4,458
Keyence Corp.	11,400	5,846
KH Neochem Co. Ltd.	136,900	3,206
Miroku Jyoho Service Co., Ltd.	81,740	1,877
Nabtesco Corp.	27,330	719
Nakanishi, Inc.	113,700	1,954
Nissan Chemical Corp.	51,600	2,738
Nitori Holdings Co. Ltd.	32,900	4,277
NOF Corp.	95,000	3,127
OBIC Co. Ltd.	36,120	3,409
Olympus Corp.	88,580	3,635
Oracle Corp. Japan	23,200	1,687
ORIX Corp.	473,580	7,130
Otsuka Corp.	93,400	3,010
PALTAC Corp.	41,100	1,970
Paramount Bed Holdings Co. Ltd.	12,200	511
Recruit Holdings Co. Ltd.	160,740	4,298
Renesas Electronics Corp. (a)	80,900	464
S Foods, Inc.	70,500	2,540
SMC Corp.	12,700	4,166
Subaru Corp.	34,900	818
Sundrug Co. Ltd.	6,980	223
Suzuki Motor Corp.	64,600	3,365
Temp Holdings Co., Ltd.	163,900	2,909
The Suruga Bank Ltd. (c)	54,700	234
Tsuruha Holdings, Inc.	43,200	3,982
USS Co. Ltd.	182,000	3,181
Welcia Holdings Co. Ltd.	72,120	2,728

TOTAL JAPAN		95,668

Kenya - 0.3%
Safaricom Ltd.	7,828,400	1,852
Korea (South) - 0.3%
LG Chemical Ltd.	5,734	1,897
Netherlands - 6.1%
ASML Holding NV (Netherlands)	33,700	5,893
ASR Nederland NV	7,700	325
Grandvision NV (b)	114,300	2,549
Heineken NV (Bearer)	65,800	5,910
IMCD Group BV	84,590	6,187
Intertrust NV (b)	36,624	596
Koninklijke Philips Electronics NV	148,930	5,872
Unilever NV (Certificaten Van Aandelen) (Bearer)	153,800	8,236

TOTAL NETHERLANDS		35,568

New Zealand - 0.5%
EBOS Group Ltd.	193,728	2,904
Norway - 2.1%
Equinor ASA	276,240	6,315
Schibsted ASA:
(A Shares)	125,100	4,382
(B Shares)	25,050	795
Skandiabanken ASA (b)	67,000	608

TOTAL NORWAY		12,100

Spain - 2.4%
Amadeus IT Holding SA Class A	65,256	4,741
CaixaBank SA	1,210,500	4,578
Grifols SA ADR	45,011	838
Prosegur Cash SA (b)	1,589,300	3,720

TOTAL SPAIN		13,877

Sweden - 3.4%
Addlife AB	84,600	2,048
Addlife AB rights 2/15/19 (a)	84,600	103
Alfa Laval AB	17,190	389
Essity AB Class B	18,680	517
Hexagon AB (B Shares)	68,600	3,348
HEXPOL AB (B Shares)	201,700	1,784
Indutrade AB	156,220	3,923
Swedbank AB (A Shares)	299,895	6,798
Telefonaktiebolaget LM Ericsson (B Shares)	101,400	904

TOTAL SWEDEN		19,814

Switzerland - 7.0%
Credit Suisse Group AG	335,429	4,077
Julius Baer Group Ltd.	81,570	3,278
Lonza Group AG	17,731	4,670
Roche Holding AG (participation certificate)	55,156	14,673
Sika AG	33,038	4,352
Sonova Holding AG Class B	25,570	4,788
UBS Group AG	378,334	4,889

TOTAL SWITZERLAND		40,727

Taiwan - 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	433,300	3,215
United Kingdom - 20.0%
Admiral Group PLC	106,300	2,887
Aggreko PLC	54,116	492
AJ Bell PLC	95,400	325
Ascential PLC	791,674	3,946
BCA Marketplace PLC	215,000	565
Beazley PLC	446,500	2,893
BP PLC	228,900	1,564
British American Tobacco PLC (United Kingdom)	57,805	2,038
Charter Court Financial Services Group PLC (b)	148,073	537
Cineworld Group PLC	1,111,895	3,806
Close Brothers Group PLC	17,118	333
Compass Group PLC	284,378	6,082
Cranswick PLC	76,998	2,913
Dechra Pharmaceuticals PLC	64,320	1,996
Diageo PLC	264,900	10,110
Diploma PLC	188,980	3,148
Halma PLC	188,771	3,466
Hastings Group Holdings PLC (b)	646,378	1,779
Hilton Food Group PLC	148,645	1,809
InterContinental Hotel Group PLC	80,655	4,592
Intertek Group PLC	62,290	4,010
James Fisher and Sons PLC	89,347	2,269
John Wood Group PLC	38,570	274
JTC PLC (b)	242,000	1,143
Keywords Studios PLC	26,700	417
LivaNova PLC (a)	4,858	448
Lloyds Banking Group PLC	1,110,980	847
London Stock Exchange Group PLC	71,730	4,314
Micro Focus International PLC	57,998	1,106
Mondi PLC	144,100	3,477
Prudential PLC	379,711	7,426
RELX PLC	215,400	4,765
Rentokil Initial PLC	808,000	3,571
Rightmove PLC	110,400	683
Rio Tinto PLC	73,454	4,064
Rolls-Royce Holdings PLC	326,377	3,794
Rotork PLC	811,363	2,924
Sabre Insurance Group PLC (b)	228,581	851
Spectris PLC	104,028	3,549
St. James's Place Capital PLC	48,560	597
Standard Life PLC	154,561	510
The Weir Group PLC	179,491	3,543
Ultra Electronics Holdings PLC	113,109	1,905
Unilever PLC	20,400	1,072
Victrex PLC	67,770	2,032
Volution Group PLC	818,300	1,696

TOTAL UNITED KINGDOM		116,568

United States of America - 4.4%
Alphabet, Inc. Class C (a)	2,383	2,660
Becton, Dickinson & Co.	16,300	4,066
Boston Scientific Corp. (a)	102,600	3,914
Equifax, Inc.	16,600	1,777
Marsh & McLennan Companies, Inc.	50,600	4,462
Moody's Corp.	15,230	2,414
S&P Global, Inc.	17,603	3,374
Total System Services, Inc.	31,200	2,796

TOTAL UNITED STATES OF AMERICA		25,463

TOTAL COMMON STOCKS
(Cost $505,988)		553,574

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Henkel AG & Co. KGaA
(Cost $4,301)	33,370	3,242

Investment Companies - 1.8%
United States of America - 1.8%
iShares MSCI Japan ETF
(Cost $10,279)	195,300	10,601
	Principal Amount (000s)	Value (000s)

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.33% to 2.41% 3/7/19 to 4/4/19 (Cost $499)	500	499
	Shares	Value (000s)

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 2.43% (d)	17,488,286	17,492
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	36,896	37
TOTAL MONEY MARKET FUNDS
(Cost $17,528)		17,529
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $538,595)		585,445
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(3,567)
NET ASSETS - 100%		$581,878

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,076,000 or 3.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$124
Fidelity Securities Lending Cash Central Fund	17
Total	$141

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$24,004	$23,492	$512	$--
Consumer Discretionary	47,797	37,797	10,000	--
Consumer Staples	61,624	27,883	33,741	--
Energy	18,158	6,589	11,569	--
Financials	128,221	88,865	39,356	--
Health Care	82,743	46,334	36,409	--
Industrials	90,388	76,706	13,682	--
Information Technology	75,527	54,370	21,157	--
Materials	26,884	22,820	4,064	--
Real Estate	1,470	1,470	--	--
Investment Companies	10,601	10,601	--	--
Government Obligations	499	--	499	--
Money Market Funds	17,529	17,529	--	--
Total Investments in Securities:	$585,445	$414,456	$170,989	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® International Capital Appreciation Fund

January 31, 2019

AICAP-QTLY-0319
1.813045.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
Australia - 1.9%
CSL Ltd.	138,728	$19,726,304
realestate.com.au Ltd.	258,926	14,251,512

TOTAL AUSTRALIA		33,977,816

Bailiwick of Jersey - 0.9%
Experian PLC	641,800	16,114,053
Belgium - 0.9%
Umicore SA	381,798	16,141,381
Bermuda - 1.0%
Credicorp Ltd. (United States)	65,361	15,868,344
Hiscox Ltd.	96,711	1,798,678

TOTAL BERMUDA		17,667,022

Brazil - 2.6%
BM&F BOVESPA SA	1,995,400	17,217,383
Equatorial Energia SA	577,600	13,960,145
Rumo SA (a)	2,681,600	14,447,642

TOTAL BRAZIL		45,625,170

Canada - 4.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	299,100	16,248,532
Canadian National Railway Co.	238,740	19,923,012
Canadian Pacific Railway Ltd.	85,100	17,442,278
Constellation Software, Inc.	22,580	16,851,782
Waste Connection, Inc. (Canada)	186,030	15,524,327

TOTAL CANADA		85,989,931

Cayman Islands - 5.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	206,160	34,735,898
Shenzhou International Group Holdings Ltd.	1,252,300	14,746,276
TAL Education Group ADR (a)	506,100	15,704,283
Tencent Holdings Ltd.	841,800	37,472,405

TOTAL CAYMAN ISLANDS		102,658,862

Chile - 0.8%
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)	354,710	15,131,929
China - 2.9%
Kweichow Moutai Co. Ltd. (A Shares)	150,754	15,514,559
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,003,000	19,500,327
Wuliangye Yibin Co. Ltd. Class A	1,783,800	16,052,283

TOTAL CHINA		51,067,169

Denmark - 1.9%
DONG Energy A/S (c)	229,400	16,495,247
DSV de Sammensluttede Vognmaend A/S	208,400	16,595,572

TOTAL DENMARK		33,090,819

France - 10.2%
Dassault Systemes SA	131,500	16,488,907
Hermes International SCA	27,161	16,302,799
Kering SA	37,623	18,840,187
L'Oreal SA	84,620	20,395,552
LVMH Moet Hennessy - Louis Vuitton SA	72,671	23,312,886
Orpea	145,530	14,441,934
Pernod Ricard SA	106,800	17,725,276
Safran SA	143,500	18,854,362
SR Teleperformance SA	90,600	15,586,224
VINCI SA	210,800	18,548,398

TOTAL FRANCE		180,496,525

Germany - 5.6%
adidas AG	76,257	18,128,837
Deutsche Borse AG	124,600	16,590,237
Deutsche Wohnen AG (Bearer)	333,500	16,639,353
Symrise AG	180,100	14,965,943
Vonovia SE	344,800	17,289,970
Wirecard AG	101,128	16,749,185

TOTAL GERMANY		100,363,525

Hong Kong - 1.3%
AIA Group Ltd.	2,637,400	23,814,439
India - 4.7%
HDFC Bank Ltd.	520,616	15,270,798
Housing Development Finance Corp. Ltd.	687,269	18,618,539
Kotak Mahindra Bank Ltd.	849,446	15,032,297
Maruti Suzuki India Ltd.	166,015	15,537,352
Reliance Industries Ltd.	1,120,758	19,381,880

TOTAL INDIA		83,840,866

Indonesia - 0.9%
PT Bank Central Asia Tbk	8,020,600	16,173,226
Ireland - 2.5%
Accenture PLC Class A	91,940	14,117,387
Kerry Group PLC Class A	151,320	15,458,178
Kingspan Group PLC (Ireland)	350,160	14,308,315

TOTAL IRELAND		43,883,880

Israel - 0.9%
NICE Systems Ltd. sponsored ADR (a)	141,300	15,535,935
Italy - 0.8%
Amplifon SpA	772,700	13,832,523
Japan - 7.7%
Hoya Corp.	278,200	16,085,413
Kao Corp.	250,900	17,671,837
Keyence Corp.	36,814	18,879,321
Nidec Corp.	146,600	17,536,819
OBIC Co. Ltd.	178,100	16,808,520
Recruit Holdings Co. Ltd.	660,800	17,668,855
Relo Group, Inc.	544,800	14,314,598
Shiseido Co. Ltd.	291,200	17,310,259

TOTAL JAPAN		136,275,622

Netherlands - 3.9%
ASML Holding NV (Netherlands)	126,600	22,138,234
Ferrari NV	137,200	17,054,448
Interxion Holding N.V. (a)	248,779	14,936,691
Wolters Kluwer NV	246,200	15,329,948

TOTAL NETHERLANDS		69,459,321

Philippines - 0.8%
SM Prime Holdings, Inc.	18,623,400	13,608,583
South Africa - 3.1%
Capitec Bank Holdings Ltd.	165,700	14,568,608
FirstRand Ltd.	3,094,500	16,189,038
Naspers Ltd. Class N	105,930	24,278,745

TOTAL SOUTH AFRICA		55,036,391

Spain - 1.0%
Amadeus IT Holding SA Class A	240,291	17,459,354
Sweden - 1.8%
Hexagon AB (B Shares)	320,700	15,651,596
Swedish Match Co. AB	346,457	15,495,770

TOTAL SWEDEN		31,147,366

Switzerland - 3.7%
Givaudan SA	6,723	16,279,334
Partners Group Holding AG	23,318	16,003,354
Sika AG	125,644	16,551,223
Temenos Group AG	124,100	16,709,729

TOTAL SWITZERLAND		65,543,640

Taiwan - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	819,870	30,843,509
United Kingdom - 9.3%
Bunzl PLC	477,500	15,030,936
Compass Group PLC	805,050	17,216,508
Croda International PLC	235,600	14,897,515
Diageo PLC	612,254	23,367,567
Halma PLC	768,725	14,115,636
InterContinental Hotel Group PLC	275,941	15,709,321
Intertek Group PLC	234,547	15,098,571
London Stock Exchange Group PLC	283,900	17,074,029
RELX PLC	817,828	18,089,861
Rentokil Initial PLC	3,289,700	14,540,777

TOTAL UNITED KINGDOM		165,140,721

United States of America - 13.6%
Adobe, Inc. (a)	60,360	14,958,415
Autodesk, Inc. (a)	99,300	14,616,960
Becton, Dickinson & Co.	58,800	14,668,248
Boston Scientific Corp. (a)	384,100	14,653,415
CoStar Group, Inc. (a)	37,120	14,504,269
Fiserv, Inc. (a)	182,900	15,167,897
HEICO Corp. Class A	224,600	15,728,738
IDEXX Laboratories, Inc. (a)	69,400	14,766,932
Intuitive Surgical, Inc. (a)	29,020	15,196,033
Marsh & McLennan Companies, Inc.	55,500	4,894,545
MasterCard, Inc. Class A	69,650	14,705,205
Microsoft Corp.	135,700	14,171,151
Moody's Corp.	90,840	14,399,048
Thermo Fisher Scientific, Inc.	59,500	14,617,365
TransDigm Group, Inc. (a)	39,700	15,522,700
UnitedHealth Group, Inc.	55,200	14,915,040
Visa, Inc. Class A	107,340	14,491,973

TOTAL UNITED STATES OF AMERICA		241,977,934

TOTAL COMMON STOCKS
(Cost $1,558,285,387)		1,721,897,512

Nonconvertible Preferred Stocks - 1.1%
Brazil - 1.1%
Itau Unibanco Holding SA sponsored ADR
(Cost $14,660,140)	1,862,770	19,819,873

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 2.43% (d)	35,768,403	35,775,557
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	12,794,985	12,796,264
TOTAL MONEY MARKET FUNDS
(Cost $48,571,821)		48,571,821
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $1,621,517,348)		1,790,289,206
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(14,558,654)
NET ASSETS - 100%		$1,775,730,552

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,495,247 or 0.9% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$110,624
Fidelity Securities Lending Cash Central Fund	140,049
Total	$250,673

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$76,002,662	$38,530,257	$37,472,405	$--
Consumer Discretionary	207,288,795	169,229,633	38,059,162	--
Consumer Staples	175,239,813	131,476,694	43,763,119	--
Energy	19,381,880	19,381,880	--	--
Financials	262,832,763	170,582,933	92,249,830	--
Health Care	152,903,207	133,176,903	19,726,304	--
Industrials	326,395,657	272,878,844	53,516,813	--
Information Technology	335,397,387	313,259,153	22,138,234	--
Materials	93,967,325	77,825,944	16,141,381	--
Real Estate	61,852,504	61,852,504	--	--
Utilities	30,455,392	30,455,392	--	--
Money Market Funds	48,571,821	48,571,821	--	--
Total Investments in Securities:	$1,790,289,206	$1,467,221,958	$323,067,248	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Diversified International Fund

January 31, 2019

ADIF-QTLY-0319
1.813040.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value (000s)
Australia - 0.9%
CSL Ltd.	74,934	$10,655
Magellan Financial Group Ltd.	306,083	6,350

TOTAL AUSTRALIA		17,005

Bailiwick of Jersey - 1.0%
Experian PLC	212,300	5,330
Ferguson PLC	177,225	11,841

TOTAL BAILIWICK OF JERSEY		17,171

Belgium - 1.1%
KBC Groep NV	238,380	16,175
Umicore SA	94,300	3,987

TOTAL BELGIUM		20,162

Bermuda - 1.7%
Credicorp Ltd. (United States)	40,805	9,907
Hiscox Ltd.	446,600	8,306
IHS Markit Ltd. (a)	138,788	7,206
Marvell Technology Group Ltd.	265,600	4,922

TOTAL BERMUDA		30,341

Brazil - 0.2%
Notre Dame Intermedica Participacoes SA	309,500	2,850
Canada - 3.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	427,300	23,213
Cenovus Energy, Inc. (Canada)	572,800	4,473
Constellation Software, Inc.	12,400	9,254
Fairfax India Holdings Corp. (a)(b)	521,300	6,720
Suncor Energy, Inc.	524,500	16,917

TOTAL CANADA		60,577

Cayman Islands - 1.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	61,500	10,362
ENN Energy Holdings Ltd.	292,700	2,803
Tencent Holdings Ltd.	182,600	8,128
Zai Lab Ltd. ADR (a)	69,154	1,866

TOTAL CAYMAN ISLANDS		23,159

China - 1.1%
Kweichow Moutai Co. Ltd. (A Shares)	62,476	6,430
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	572,000	5,569
Shanghai International Airport Co. Ltd. (A Shares)	579,972	4,267
Wuliangye Yibin Co. Ltd. Class A	420,800	3,787

TOTAL CHINA		20,053

Denmark - 1.0%
DONG Energy A/S (b)	75,400	5,422
DSV de Sammensluttede Vognmaend A/S	57,500	4,579
Netcompany Group A/S (b)	73,700	2,486
NNIT A/S (b)	163	5
Novozymes A/S Series B	129,300	5,394

TOTAL DENMARK		17,886

Finland - 0.2%
Sampo Oyj (A Shares)	89,557	4,103
France - 6.4%
Amundi SA (b)	210,458	12,093
BNP Paribas SA	244,800	11,478
Capgemini SA	121,700	13,439
Danone SA	39,700	2,889
Elis SA	264,500	4,278
Kering SA	10,300	5,158
Legrand SA	75,100	4,449
LVMH Moet Hennessy - Louis Vuitton SA	50,643	16,246
Sanofi SA	245,355	21,326
SR Teleperformance SA	52,500	9,032
VINCI SA	158,600	13,955

TOTAL FRANCE		114,343

Germany - 8.6%
adidas AG	53,209	12,650
Allianz SE	60,100	12,752
Aumann AG (b)(c)	8,174	337
Bayer AG	190,226	14,418
Deutsche Borse AG	83,400	11,105
Deutsche Post AG	303,026	8,950
Fresenius SE & Co. KGaA	174,200	9,032
Hannover Reuck SE	60,800	8,762
Linde PLC	99,838	16,193
Morphosys AG (a)	16,383	1,768
Morphosys AG sponsored ADR	104,317	2,716
SAP SE	288,473	29,830
Scout24 AG (b)	38,900	1,825
Symrise AG	101,600	8,443
Vonovia SE	163,700	8,209
Wirecard AG	42,900	7,105

TOTAL GERMANY		154,095

Hong Kong - 2.2%
AIA Group Ltd.	2,987,400	26,975
BOC Hong Kong (Holdings) Ltd.	1,619,500	6,258
Techtronic Industries Co. Ltd.	1,138,000	6,643

TOTAL HONG KONG		39,876

India - 4.2%
Adani Ports & Special Economic Zone Ltd. (a)	378,591	1,807
Axis Bank Ltd. (a)	546,458	5,565
Godrej Consumer Products Ltd.	156,548	1,565
HDFC Bank Ltd.	731,471	21,456
Housing Development Finance Corp. Ltd.	736,387	19,949
Kotak Mahindra Bank Ltd.	293,140	5,188
LIC Housing Finance Ltd.	389,732	2,465
Reliance Industries Ltd.	1,026,708	17,755

TOTAL INDIA		75,750

Indonesia - 1.1%
PT Bank Central Asia Tbk	5,008,200	10,099
PT Bank Rakyat Indonesia Tbk	35,926,700	9,899

TOTAL INDONESIA		19,998

Ireland - 2.2%
CRH PLC	273,000	7,856
DCC PLC (United Kingdom)	35,600	2,907
Kerry Group PLC Class A	112,500	11,492
Kingspan Group PLC (Ireland)	229,981	9,398
Ryanair Holdings PLC sponsored ADR (a)	102,136	7,252

TOTAL IRELAND		38,905

Israel - 0.5%
Check Point Software Technologies Ltd. (a)	76,700	8,584
Italy - 0.8%
FinecoBank SpA	115,900	1,259
Intesa Sanpaolo SpA	2,686,500	6,147
Prada SpA	1,106,700	3,663
Recordati SpA	103,500	3,748

TOTAL ITALY		14,817

Japan - 17.8%
Bandai Namco Holdings, Inc.	85,600	3,768
Daikin Industries Ltd.	122,800	13,292
Hoya Corp.	382,900	22,139
Iriso Electronics Co. Ltd.	29,251	1,194
Itochu Corp.	296,900	5,428
Kao Corp.	164,100	11,558
Keyence Corp.	48,400	24,821
KH Neochem Co. Ltd.	64,300	1,506
Minebea Mitsumi, Inc.	1,068,400	17,479
Misumi Group, Inc.	191,300	4,356
Mitsubishi UFJ Financial Group, Inc.	3,130,100	16,790
Morinaga & Co. Ltd.	28,400	1,163
Nabtesco Corp.	86,000	2,264
Nidec Corp.	22,700	2,715
Nintendo Co. Ltd.	5,300	1,607
Nissan Chemical Corp.	51,300	2,722
Nitori Holdings Co. Ltd.	103,400	13,442
ORIX Corp.	1,579,800	23,786
PALTAC Corp.	55,100	2,641
Recruit Holdings Co. Ltd.	617,200	16,503
Renesas Electronics Corp. (a)	956,800	5,490
Shimadzu Corp.	116,199	2,662
Shin-Etsu Chemical Co. Ltd.	107,200	9,039
Shiseido Co. Ltd.	118,100	7,020
SMC Corp.	28,100	9,217
SoftBank Corp.	148,300	11,681
Sony Corp.	404,300	20,258
Sundrug Co. Ltd.	20,816	664
Suzuki Motor Corp.	214,500	11,173
Takeda Pharmaceutical Co. Ltd.	529,614	21,382
Temp Holdings Co., Ltd.	146,600	2,602
Tsubaki Nakashima Co. Ltd.	75,468	1,242
Tsuruha Holdings, Inc.	130,200	12,001
Welcia Holdings Co. Ltd.	197,806	7,482
Yahoo! Japan Corp.	1,192,900	3,209
Zozo, Inc.	237,300	4,778

TOTAL JAPAN		319,074

Korea (South) - 0.7%
LG Chemical Ltd.	21,073	6,971
SK Hynix, Inc.	94,940	6,307

TOTAL KOREA (SOUTH)		13,278

Luxembourg - 0.7%
B&M European Value Retail S.A.	2,249,695	9,566
Samsonite International SA (b)	1,109,400	3,299

TOTAL LUXEMBOURG		12,865

Netherlands - 4.8%
Adyen BV (b)	4,559	3,380
ASML Holding NV	120,600	21,109
Heineken NV (Bearer)	72,400	6,503
Koninklijke Philips Electronics NV	286,800	11,307
NXP Semiconductors NV	63,100	5,492
Unilever NV (Certificaten Van Aandelen) (Bearer)	439,200	23,519
Wolters Kluwer NV	228,900	14,253

TOTAL NETHERLANDS		85,563

New Zealand - 0.3%
Ryman Healthcare Group Ltd.	777,345	5,631
Norway - 1.3%
Equinor ASA	638,900	14,605
Schibsted ASA (A Shares)	263,200	9,219

TOTAL NORWAY		23,824

South Africa - 0.2%
Capitec Bank Holdings Ltd.	42,700	3,754
Spain - 1.9%
Amadeus IT Holding SA Class A	187,400	13,616
CaixaBank SA	3,303,000	12,492
Masmovil Ibercom SA (a)	104,150	2,270
Prosegur Cash SA (b)	2,308,295	5,403

TOTAL SPAIN		33,781

Sweden - 2.1%
ASSA ABLOY AB (B Shares)	557,800	10,394
Coor Service Management Holding AB (b)	400,300	3,092
Indutrade AB	112,300	2,820
Swedbank AB (A Shares)	498,900	11,309
Telefonaktiebolaget LM Ericsson (B Shares)	1,076,300	9,594

TOTAL SWEDEN		37,209

Switzerland - 5.2%
Credit Suisse Group AG	861,756	10,475
Julius Baer Group Ltd.	176,280	7,085
Lonza Group AG	29,786	7,844
Roche Holding AG (participation certificate)	118,277	31,457
Sig Combibloc Group AG (a)	182,700	1,856
Sika AG	129,762	17,094
Sonova Holding AG Class B	12,193	2,283
Swiss Re Ltd.	37,130	3,554
TE Connectivity Ltd.	23,800	1,927
UBS Group AG	686,113	8,866

TOTAL SWITZERLAND		92,441

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	438,200	16,485
United Kingdom - 13.9%
Admiral Group PLC	110,700	3,007
Aon PLC	31,600	4,937
Ascential PLC	1,037,977	5,173
AstraZeneca PLC (United Kingdom)	302,779	21,934
Beazley PLC	583,200	3,779
Big Yellow Group PLC	140,100	1,761
BP PLC sponsored ADR	367,000	15,091
British American Tobacco PLC sponsored ADR	108,100	3,814
Bunzl PLC	401,000	12,623
Coca-Cola European Partners PLC	141,800	6,747
Compass Group PLC	545,592	11,668
Conviviality PLC (d)	775,686	0
Cranswick PLC	25,000	946
Halma PLC	231,300	4,247
Hastings Group Holdings PLC (b)	1,574,895	4,334
Informa PLC	211,768	1,879
InterContinental Hotel Group PLC	78,353	4,461
John Wood Group PLC	255,500	1,814
LivaNova PLC (a)	2,600	240
Lloyds Banking Group PLC	17,643,300	13,451
London Stock Exchange Group PLC	163,700	9,845
Micro Focus International PLC	225,752	4,304
Prudential PLC	1,230,994	24,074
Reckitt Benckiser Group PLC	115,613	8,896
RELX PLC	702,647	15,542
Rentokil Initial PLC	796,000	3,518
Rio Tinto PLC	179,100	9,908
Smith & Nephew PLC	525,600	9,902
Spectris PLC	144,400	4,926
St. James's Place Capital PLC	638,500	7,855
Standard Chartered PLC (United Kingdom)	664,088	5,347
Standard Life PLC	1,556,760	5,138
Tesco PLC	3,952,172	11,570
The Weir Group PLC	323,300	6,382

TOTAL UNITED KINGDOM		249,113

United States of America - 6.7%
Alphabet, Inc. Class C (a)	12,249	13,674
Amgen, Inc.	67,200	12,574
Becton, Dickinson & Co.	32,400	8,083
Boston Scientific Corp. (a)	284,000	10,835
Citigroup, Inc.	169,600	10,932
Coty, Inc. Class A	527,600	4,094
DowDuPont, Inc.	76,600	4,122
IQVIA Holdings, Inc. (a)	51,100	6,592
Marsh & McLennan Companies, Inc.	28,300	2,496
MasterCard, Inc. Class A	91,700	19,361
Microsoft Corp.	82,400	8,605
Visa, Inc. Class A	133,000	17,956

TOTAL UNITED STATES OF AMERICA		119,324

TOTAL COMMON STOCKS
(Cost $1,419,261)		1,692,017

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Henkel AG & Co. KGaA	65,500	6,364
Sartorius AG (non-vtg.)	15,600	2,337
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $8,093)		8,701

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 2.43% (e)	91,229,427	91,248
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	130,200	130
TOTAL MONEY MARKET FUNDS
(Cost $91,377)		91,378
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,518,731)		1,792,096
NET OTHER ASSETS (LIABILITIES) - 0.0%		(527)
NET ASSETS - 100%		$1,791,569

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,396,000 or 2.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$524
Fidelity Securities Lending Cash Central Fund	19
Total	$543

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Communication Services	$56,840	$35,424	$21,416	$--
Consumer Discretionary	139,776	89,667	50,109	--
Consumer Staples	161,717	108,340	53,377	--
Energy	70,655	70,655	--	--
Financials	427,289	238,712	188,577	--
Health Care	242,924	91,511	151,413	--
Industrials	239,310	187,389	51,921	--
Information Technology	248,921	205,193	43,728	--
Materials	95,091	64,301	30,790	--
Real Estate	9,970	9,970	--	--
Utilities	8,225	5,422	2,803	--
Money Market Funds	91,378	91,378	--	--
Total Investments in Securities:	$1,792,096	$1,197,962	$594,134	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Global Capital Appreciation Fund

January 31, 2019

AGLO-QTLY-0319
1.813039.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
		Shares	Value
Australia - 0.3%
Beacon Lighting Group Ltd.		98,061	$84,824
Imdex Ltd. (a)		74,192	64,177
Northern Star Resources Ltd.		36,664	233,730

TOTAL AUSTRALIA			382,731

Austria - 0.2%
Erste Group Bank AG		5,600	194,857
Bailiwick of Jersey - 0.2%
WNS Holdings Ltd. sponsored ADR (a)		5,100	248,829
Bermuda - 2.1%
BW LPG Ltd. (a)(b)		6,600	20,229
China Resource Gas Group Ltd.		24,000	94,443
Credicorp Ltd. (United States)		2,000	485,560
Genpact Ltd.		34,700	1,035,101
Hiscox Ltd.		5,196	96,638
Marvell Technology Group Ltd.		16,900	313,157
Tai Cheung Holdings Ltd.		205,000	212,686
Tai Fook Securities Group Ltd.		79,639	28,006

TOTAL BERMUDA			2,285,820

Brazil - 2.9%
Banco ABC Brasil SA rights 2/4/19 (a)		500	922
BK Brasil Operacao e Assessoria a Restaurantes SA		58,800	354,683
BM&F BOVESPA SA		34,900	301,136
BR Malls Participacoes SA		76,100	303,590
BR Properties SA		3,100	7,480
BTG Pactual Participations Ltd. unit		10,400	84,376
CVC Brasil Operadora e Agencia de Viagens SA		19,900	349,199
Direcional Engenharia SA		9,600	24,216
Even Construtora e Incorporadora SA (a)		36,800	67,905
Gafisa SA (a)		6,312	24,402
Helbor Empreendimentos SA (a)		27,900	12,699
Localiza Rent A Car SA		38,700	353,342
Lojas Renner SA		30,500	380,497
Natura Cosmeticos SA		200	2,601
Notre Dame Intermedica Participacoes SA		26,946	248,094
Smiles Fidelidade SA		4,400	53,926
Sul America SA unit		69,564	612,252

TOTAL BRAZIL			3,181,320

British Virgin Islands - 0.7%
Nomad Foods Ltd. (a)		41,000	751,530
Canada - 3.9%
Canadian Natural Resources Ltd.		4,200	112,812
Canadian Natural Resources Ltd.		9,400	252,322
First Quantum Minerals Ltd.		31,200	361,164
Gluskin Sheff + Associates, Inc.		9,200	70,018
Lions Gate Entertainment Corp.:
Class A (c)		36,750	675,098
Class B		3,250	56,973
Pason Systems, Inc.		3,300	51,913
PrairieSky Royalty Ltd.		6,600	95,337
Precision Drilling Corp. (a)		226,750	498,731
Rogers Communications, Inc. Class B (non-vtg.)		6,400	346,217
SNC-Lavalin Group, Inc.		4,300	119,678
Stingray Group, Inc.		26,700	128,425
Suncor Energy, Inc.		26,300	848,277
Suncor Energy, Inc.		3,500	113,120
Tahoe Resources, Inc. (a)		38,400	145,540
Torex Gold Resources, Inc. (a)		37,300	405,660

TOTAL CANADA			4,281,285

Cayman Islands - 2.3%
Alibaba Group Holding Ltd. sponsored ADR (a)		4,900	825,601
Ausnutria Dairy Hunan Co. Ltd. (H Shares)		268,000	308,084
Chailease Holding Co. Ltd.		35,000	130,768
Greatview Aseptic Pack Co. Ltd.		12,000	7,627
Hengan International Group Co. Ltd.		34,500	269,892
HKBN Ltd.		62,000	95,850
Li Ning Co. Ltd. (a)		219,000	269,463
Theravance Biopharma, Inc. (a)		9,900	257,895
Towngas China Co. Ltd.		57,110	45,513
Value Partners Group Ltd.		447,000	332,194
ZTO Express (Cayman), Inc. sponsored ADR		100	1,712

TOTAL CAYMAN ISLANDS			2,544,599

China - 0.1%
Air China Ltd. (H Shares)		4,000	4,005
Bank of China Ltd. (H Shares)		40,000	18,598
Beijing Urban Consolidated & Development Group Ltd. (H Shares) (b)		11,000	4,365
China Construction Bank Corp. (H Shares)		8,000	7,206
China Life Insurance Co. Ltd. (H Shares)		5,000	12,416
Industrial & Commercial Bank of China Ltd. (H Shares)		27,000	20,975
Yunnan Baiyao Group Co. Ltd.		300	3,480

TOTAL CHINA			71,045

Curacao - 0.5%
Schlumberger Ltd.		13,800	610,098
Denmark - 0.3%
DONG Energy A/S (b)		4,300	309,196
Finland - 0.5%
Nokia Corp. sponsored ADR		89,800	570,230
France - 2.2%
Air France KLM (Reg.) (a)		14,100	177,527
BNP Paribas SA		11,100	520,463
Danone SA		5,100	371,136
Edenred SA		3,700	150,089
Elis SA		13,900	224,807
Societe Generale Series A		19,100	595,529
Vivendi SA		14,100	359,536

TOTAL FRANCE			2,399,087

Germany - 1.7%
BAUER AG		7,400	123,663
Deutsche Borse AG		3,100	412,759
Deutsche Post AG		19,392	572,765
KION Group AG		11,200	646,360
MLP AG		18,800	92,422

TOTAL GERMANY			1,847,969

Hong Kong - 0.2%
AIA Group Ltd.		30,400	274,497
Sino Land Ltd.		626	1,126

TOTAL HONG KONG			275,623

India - 1.7%
Bharat Heavy Electricals Ltd.		17,669	16,110
Biocon Ltd.		37,200	339,864
Divi's Laboratories Ltd.		9,400	199,525
Dr. Reddy's Laboratories Ltd.		7,500	287,755
HDFC Bank Ltd.		4,366	128,064
HDFC Bank Ltd. sponsored ADR		1,700	166,974
Praxis Home Retail Ltd. (a)		5	12
RBL Bank Ltd. (b)		17,400	139,438
Reliance Industries Ltd.		3,439	59,473
TCNS Clothing Co. Ltd. (a)(b)		17,700	181,103
The Karnataka Bank Ltd. (a)		10,441	17,657
Torrent Pharmaceuticals Ltd.		11,600	297,324

TOTAL INDIA			1,833,299

Indonesia - 0.2%
PT Bank Bukopin Tbk (a)		520,100	13,549
PT Semen Gresik (Persero) Tbk		185,300	168,093
PT Sumber Alfaria Trijaya Tbk		128,900	7,426

TOTAL INDONESIA			189,068

Ireland - 4.2%
Allergan PLC		6,900	993,462
C&C Group PLC		134,521	508,110
Hibernia (REIT) PLC		176,758	265,845
Jazz Pharmaceuticals PLC (a)		8,100	1,019,709
Kingspan Group PLC (United Kingdom)		3,800	156,146
Medtronic PLC		8,800	777,832
Perrigo Co. PLC		13,600	631,720
Ryanair Holdings PLC sponsored ADR (a)		2,900	205,900

TOTAL IRELAND			4,558,724

Israel - 0.8%
CyberArk Software Ltd. (a)		3,300	289,608
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		31,200	619,320

TOTAL ISRAEL			908,928

Italy - 0.7%
Mediaset SpA (a)		28,300	92,966
Technogym SpA (a)		59,600	691,050

TOTAL ITALY			784,016

Japan - 6.4%
Aichi Electric Co. Ltd.		3,500	93,023
Aucnet, Inc.		58,800	471,804
Bandai Namco Holdings, Inc.		8,600	378,582
Broadleaf Co. Ltd.		43,700	223,064
Daisue Construction Co. Ltd.		29,300	246,397
Ezaki Glico Co. Ltd.		13,500	670,507
FJ Next Co. Ltd.		25,600	215,517
Hokuriku Electrical Construction Co. Ltd.		19,400	158,513
Hoya Corp.		11,300	653,361
LIFULL Co. Ltd.		58,931	386,291
Maeda Seisakusho Co. Ltd.		17,500	68,763
Meitetsu Transport Co. Ltd.		7,500	160,087
Mikikogyo Co. Ltd.		5,300	177,356
Minebea Mitsumi, Inc.		32,900	538,240
Moriya Corp.		13,000	238,100
Nakano Corp.		43,400	195,634
NOF Corp.		21,000	691,164
Renesas Electronics Corp. (a)		18,500	106,151
Sakai Heavy Industries Ltd.		3,100	66,682
Sanei Architecture Planning Co. Ltd.		700	10,604
Seikitokyu Kogyo Co. Ltd.		111,700	627,591
Shionogi & Co. Ltd.		5,200	319,185
Taiheiyo Cement Corp.		5,700	194,666
Zenkoku Hosho Co. Ltd.		4,100	143,222

TOTAL JAPAN			7,034,504

Kenya - 0.0%
Safaricom Ltd.		100	24
Korea (South) - 0.1%
Hyundai Fire & Marine Insurance Co. Ltd.		1,122	37,671
LG Chemical Ltd.		208	68,808

TOTAL KOREA (SOUTH)			106,479

Liberia - 0.2%
Royal Caribbean Cruises Ltd.		1,900	228,095
Mexico - 0.4%
Credito Real S.A.B. de CV		463,600	477,849
Multi-National - 0.0%
HKT Trust/HKT Ltd. unit		39,000	57,516
Netherlands - 2.3%
Argenx SE ADR (a)		400	42,444
Intertrust NV (b)		40,200	653,844
Koninklijke Philips Electronics NV		14,552	573,714
LyondellBasell Industries NV Class A		8,900	774,033
NSI NV		6,183	260,436
PostNL NV		77,270	200,147

TOTAL NETHERLANDS			2,504,618

Norway - 0.3%
Grieg Seafood ASA		23,700	305,174
Kongsberg Gruppen ASA		150	2,088

TOTAL NORWAY			307,262

Panama - 0.2%
Copa Holdings SA Class A		2,600	246,610
Philippines - 0.0%
Century Properties Group, Inc.		1,560,000	14,212
Portugal - 0.5%
Banco Comercial Portugues SA (Reg.) (a)		1,859,600	512,968
Russia - 0.1%
Bank St. Petersburg PJSC (a)		60,200	45,088
Sberbank of Russia		18,900	63,177

TOTAL RUSSIA			108,265

Singapore - 0.2%
Wing Tai Holdings Ltd.		115,400	175,732
Spain - 1.2%
Atresmedia Corporacion de Medios de Comunicacion SA		15,200	73,732
CaixaBank SA		219,300	829,392
Indra Sistemas SA (a)		27,200	279,575
Unicaja Banco SA (b)		130,100	152,635

TOTAL SPAIN			1,335,334

Sweden - 1.0%
Essity AB Class B		13,100	362,234
Indutrade AB		12,200	306,337
Telefonaktiebolaget LM Ericsson (B Shares)		45,500	405,563

TOTAL SWEDEN			1,074,134

Switzerland - 2.1%
Chubb Ltd.		2,500	332,625
Roche Holding AG (participation certificate)		7,270	1,934,080

TOTAL SWITZERLAND			2,266,705

Taiwan - 0.4%
Makalot Industrial Co. Ltd.		55,000	345,165
St.Shine Optical Co. Ltd.		1,000	18,768
TCI Co. Ltd.		3,136	46,097

TOTAL TAIWAN			410,030

Thailand - 0.6%
Kasikornbank PCL (For. Reg.)		1,400	9,053
MC Group PCL		2,700	860
Muangthai Leasing PCL		197,300	299,992
Srisawad Corp. PCL		194,400	303,361

TOTAL THAILAND			613,266

Turkey - 0.3%
Bim Birlesik Magazalar A/S JSC		18,000	314,420
United Kingdom - 5.0%
Admiral Group PLC		6,473	175,828
Aon PLC		1,900	296,837
ConvaTec Group PLC (b)		154,387	289,161
ConvaTec Group PLC ADR		1,900	14,307
Diageo PLC		7,000	267,165
Direct Line Insurance Group PLC		64,236	283,676
Fever-Tree Drinks PLC		522	17,602
Hastings Group Holdings PLC (b)		101,393	279,007
HomeServe PLC		28,600	353,923
Ibstock PLC (b)		43,200	137,460
Lloyds Banking Group PLC		663,956	506,177
Metro Bank PLC (a)		3,777	53,849
Moneysupermarket.com Group PLC		34,386	136,655
Prudential PLC		15,645	305,956
Safestore Holdings PLC		43,899	332,225
Senior Engineering Group PLC		35,900	106,510
Smiths Group PLC		20,800	394,078
Spire Healthcare Group PLC (b)		109,505	178,815
Telecom Plus PLC		17,100	316,240
Tesco PLC		183,451	537,043
Unilever PLC		6,003	315,362
Volution Group PLC		81,400	168,688

TOTAL UNITED KINGDOM			5,466,564

United States of America - 52.0%
Abraxas Petroleum Corp. (a)		274,700	326,893
Activision Blizzard, Inc.		50,300	2,376,164
Akamai Technologies, Inc. (a)		11,300	735,630
Alexion Pharmaceuticals, Inc. (a)		9,600	1,180,416
Alleghany Corp.		600	378,936
Allison Transmission Holdings, Inc.		5,000	243,350
Alphabet, Inc. Class A (a)		1,500	1,688,835
AMAG Pharmaceuticals, Inc. (a)		1,600	26,192
American International Group, Inc.		19,400	838,662
Anadarko Petroleum Corp.		15,800	747,814
Anthem, Inc.		1,900	575,700
Apache Corp.		10,800	354,456
ARAMARK Holdings Corp.		8,800	289,960
Avnet, Inc.		4,100	168,920
Baker Hughes, a GE Co. Class A		1,900	44,783
Bank of New York Mellon Corp.		5,200	272,064
bluebird bio, Inc. (a)		500	66,715
Brunswick Corp.		2,400	120,768
California Resources Corp. (a)		6,100	122,915
CDK Global, Inc.		12,500	611,375
CDW Corp.		4,750	395,533
Charles Schwab Corp.		9,800	458,346
Cheniere Energy, Inc. (a)		15,300	1,004,445
Cigna Corp.		4,300	859,183
Cimarex Energy Co.		3,600	271,224
Cisco Systems, Inc.		14,400	680,976
CIT Group, Inc.		13,200	609,708
Citigroup, Inc.		21,000	1,353,660
Cognizant Technology Solutions Corp. Class A		2,500	174,200
Conduent, Inc. (a)		46,500	592,875
Crown Holdings, Inc. (a)		23,300	1,188,300
CVS Health Corp.		2,345	153,715
Del Frisco's Restaurant Group, Inc. (a)		34,200	270,864
Dine Brands Global, Inc.		7,500	572,025
Dorman Products, Inc. (a)		1,400	120,330
DowDuPont, Inc.		10,300	554,243
Dun & Bradstreet Corp.		1,500	217,110
Electronic Arts, Inc. (a)		13,500	1,245,240
Element Solutions, Inc. (a)		50,700	569,868
EOG Resources, Inc.		4,300	426,560
Epizyme, Inc. (a)		12,600	128,772
Euronet Worldwide, Inc. (a)		10,300	1,184,603
Exelon Corp.		9,400	448,944
F5 Networks, Inc. (a)		1,200	193,140
Fluor Corp.		15,400	563,178
General Electric Co.		100	1,016
Goldman Sachs Group, Inc.		2,000	396,020
Great Southern Bancorp, Inc.		1,800	96,012
Greif, Inc. Class A		4,471	174,369
HD Supply Holdings, Inc. (a)		15,100	633,294
Henry Schein, Inc. (a)		4,000	310,800
Hill-Rom Holdings, Inc.		1,500	150,030
Hubbell, Inc. Class B		4,000	437,320
Humana, Inc.		1,300	401,687
Huntington Bancshares, Inc.		63,107	835,537
ImmunoGen, Inc. (a)		15,300	80,325
Independence Contract Drilling, Inc. (a)		23,500	80,370
Intercept Pharmaceuticals, Inc. (a)		300	36,204
Ironwood Pharmaceuticals, Inc. Class A (a)		2,900	39,614
Jacobs Engineering Group, Inc.		14,500	939,600
JBG SMITH Properties		7,200	278,280
Keysight Technologies, Inc. (a)		3,900	288,678
Las Vegas Sands Corp.		100	5,836
M&T Bank Corp.		4,200	691,068
Malibu Boats, Inc. Class A (a)		9,600	389,280
Martin Marietta Materials, Inc.		1,500	265,020
Matrix Service Co. (a)		36,800	789,360
Melinta Therapeutics, Inc. (a)		15,300	12,916
MetLife, Inc.		21,000	959,070
Microsoft Corp.		6,300	657,909
Mondelez International, Inc.		30,600	1,415,556
MyoKardia, Inc. (a)		1,300	53,794
Noble Energy, Inc.		28,800	643,392
Northrop Grumman Corp.		2,200	606,210
Oceaneering International, Inc. (a)		21,100	331,059
PacWest Bancorp		7,700	297,143
Party City Holdco, Inc. (a)		36,300	400,752
Planet Fitness, Inc. (a)		8,700	503,904
Post Holdings, Inc. (a)		3,000	278,460
Procter & Gamble Co.		10,000	964,700
PVH Corp.		2,700	294,597
Qualcomm, Inc.		9,400	465,488
Radian Group, Inc.		10,400	200,096
Radius Health, Inc. (a)		2,500	45,675
Regal Beloit Corp.		12,500	959,500
Regeneron Pharmaceuticals, Inc. (a)		2,800	1,201,956
Rexnord Corp. (a)		12,700	332,105
Sarepta Therapeutics, Inc. (a)		3,000	419,130
Spectrum Brands Holdings, Inc.		4,600	257,048
Starbucks Corp.		7,300	497,422
Stifel Financial Corp.		3,400	162,758
Store Capital Corp.		1,600	51,712
Team, Inc. (a)(c)		11,100	159,174
The AES Corp.		99,700	1,634,083
The Chemours Co. LLC		24,200	865,150
The Mosaic Co.		36,100	1,165,308
The New York Times Co. Class A		27,900	717,309
The Walt Disney Co.		3,600	401,472
Toll Brothers, Inc.		1,200	44,328
TreeHouse Foods, Inc. (a)		11,900	694,484
TriMas Corp. (a)		9,400	272,506
U.S. Bancorp		7,200	368,352
U.S. Foods Holding Corp. (a)		17,700	596,844
Ultragenyx Pharmaceutical, Inc. (a)		1,600	78,912
Umpqua Holdings Corp.		6,700	118,456
Under Armour, Inc. Class A (sub. vtg.) (a)		100	2,074
Union Pacific Corp.		2,300	365,861
Univar, Inc. (a)		12,300	256,209
Virtusa Corp. (a)		4,900	237,748
Vistra Energy Corp. (a)		25,300	635,283
Wells Fargo & Co.		29,400	1,437,954
WESCO International, Inc. (a)		2,700	141,480
Whiting Petroleum Corp. (a)		4,900	140,287
World Fuel Services Corp.		24,100	599,849
Xilinx, Inc.		4,100	458,954
Yum China Holdings, Inc.		100	3,645
Yum! Brands, Inc.		1,300	122,174
Zimmer Biomet Holdings, Inc.		2,500	273,900
Zoetis, Inc. Class A		5,000	430,800

TOTAL UNITED STATES OF AMERICA			56,962,258

TOTAL COMMON STOCKS
(Cost $107,210,904)			108,445,099

Nonconvertible Preferred Stocks - 0.4%
Brazil - 0.4%
Banco ABC Brasil SA		14,461	79,101
Banco do Estado Rio Grande do Sul SA		2,700	17,397
Companhia Paranaense de Energia-Copel (PN-B)		5,100	49,375
Itau Unibanco Holding SA		2,400	25,519
Itausa-Investimentos Itau SA (PN)		89,200	330,171
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $426,749)			501,563
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. Canada Consumer Price Index + 6.500% 8.1% 3/31/40(d)(e)	CAD
(Cost $4,463)		CAD 5,600	5,200
		Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.43% (f)		188,773	188,811
Fidelity Securities Lending Cash Central Fund 2.43% (f)(g)		753,922	753,997
TOTAL MONEY MARKET FUNDS
(Cost $942,700)			942,808
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $108,584,816)			109,894,670
NET OTHER ASSETS (LIABILITIES) - (0.3)%			(317,467)
NET ASSETS - 100%			$109,577,203

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,345,253 or 2.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,902
Fidelity Securities Lending Cash Central Fund	1,633
Total	$35,535

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$8,701,648	$8,188,746	$512,902	$--
Consumer Discretionary	9,330,678	8,716,050	614,628	--
Consumer Staples	8,664,631	6,549,852	2,114,779	--
Energy	8,545,719	8,545,719	--	--
Financials	19,791,667	16,125,031	3,666,636	--
Health Care	16,226,251	13,411,934	2,814,317	--
Industrials	13,885,281	13,304,146	581,135	--
Information Technology	10,317,307	9,911,744	405,563	--
Materials	8,034,380	8,026,753	7,627	--
Real Estate	1,916,023	1,702,211	213,812	--
Utilities	3,533,077	3,393,121	139,956	--
Corporate Bonds	5,200	--	5,200	--
Money Market Funds	942,808	942,808	--	--
Total Investments in Securities:	$109,894,670	$98,818,115	$11,076,555	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Asia Fund

January 31, 2019

AEA-QTLY-0319
1.813062.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Australia - 1.6%
Blue Sky Alternative Investments Ltd. (a)	282,448	$145,771
HUB24 Ltd.	152,852	1,437,739
Pro Medicus Ltd.	11,900	104,753
SpeedCast International Ltd.	403,509	853,534
Woodside Petroleum Ltd.	65,560	1,635,539

TOTAL AUSTRALIA		4,177,336

Bermuda - 3.5%
China Resource Gas Group Ltd.	560,000	2,203,660
Hongkong Land Holdings Ltd.	551,800	3,956,406
Tai Cheung Holdings Ltd.	1,275,000	1,322,802
Vtech Holdings Ltd.	181,100	1,729,891

TOTAL BERMUDA		9,212,759

Cayman Islands - 22.2%
51job, Inc. sponsored ADR (a)	28,000	1,949,920
Alibaba Group Holding Ltd. sponsored ADR (a)	99,700	16,798,453
China Biologic Products Holdings, Inc. (a)	9,800	795,662
Geely Automobile Holdings Ltd.	857,000	1,458,099
Haitian International Holdings Ltd.	689,000	1,587,155
International Housewares Retail Co. Ltd.	6,083,900	1,536,320
NetEase, Inc. ADR	10,700	2,695,651
Shenzhou International Group Holdings Ltd.	313,000	3,685,686
SITC International Holdings Co. Ltd.	1,540,000	1,413,958
Tencent Holdings Ltd.	516,500	22,991,801
Tencent Music Entertainment Group ADR (a)	132	1,875
Value Partners Group Ltd.	1,872,000	1,391,204
ZTO Express (Cayman), Inc. sponsored ADR	144,800	2,478,976

TOTAL CAYMAN ISLANDS		58,784,760

China - 16.5%
China Pacific Insurance (Group) Co. Ltd. (H Shares)	522,800	1,841,001
Foshan Haitian Flavouring & Food Co. Ltd. Class A	207,888	2,243,061
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	350,100	2,181,333
Hangzhou Tigermed Consulting Co. Ltd. Class A	288,372	1,872,042
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	526,800	1,900,971
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	113,110	1,595,167
Kweichow Moutai Co. Ltd. (A Shares)	64,944	6,683,587
Midea Group Co. Ltd. Class A	365,600	2,375,025
PICC Property & Casualty Co. Ltd. (H Shares)	1,788,590	1,852,195
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	546,500	5,320,484
Qingdao Port International Co. Ltd. (a)(b)	3,097,000	1,929,273
Shanghai International Airport Co. Ltd. (A Shares)	437,200	3,216,625
Shenzhen Expressway Co. (H Shares)	3,266,000	3,706,012
Sinopec Engineering Group Co. Ltd. (H Shares)	1,934,500	1,901,553
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	976,807	1,632,676
Yunnan Baiyao Group Co. Ltd.	286,583	3,324,394

TOTAL CHINA		43,575,399

Hong Kong - 9.8%
AIA Group Ltd.	1,365,600	12,330,704
Dah Sing Banking Group Ltd.	1,174,400	2,297,812
Hong Kong Exchanges and Clearing Ltd.	108,200	3,385,483
Power Assets Holdings Ltd.	349,500	2,354,419
Sino Land Ltd.	1,266,000	2,276,631
Techtronic Industries Co. Ltd.	578,000	3,374,103

TOTAL HONG KONG		26,019,152

India - 17.0%
Amara Raja Batteries Ltd.	76,362	801,661
Axis Bank Ltd. (a)	327,230	3,332,710
Bharti Infratel Ltd.	343,181	1,413,397
CCL Products (India) Ltd.	437,979	1,654,457
Future Retail Ltd. (a)	63,797	386,324
Havells India Ltd. (a)	146,726	1,475,221
HDFC Asset Management Co. Ltd. (a)(b)	49,696	954,281
HDFC Bank Ltd.	175,127	5,136,855
Housing Development Finance Corp. Ltd.	259,806	7,038,304
Indraprastha Gas Ltd. (a)	955,536	3,818,239
Oberoi Realty Ltd.	359,207	2,250,865
Petronet LNG Ltd.	589,733	1,891,949
Power Grid Corp. of India Ltd.	1,174,432	3,121,447
Reliance Industries Ltd.	447,896	7,745,710
TCNS Clothing Co. Ltd. (a)(b)	97,990	1,002,616
UPL Ltd. (a)	198,911	2,204,672
VST Industries Ltd. (a)	14,284	647,027

TOTAL INDIA		44,875,735

Indonesia - 3.2%
PT Bank Central Asia Tbk	2,521,600	5,084,708
PT Bank Rakyat Indonesia Tbk	12,357,300	3,404,946

TOTAL INDONESIA		8,489,654

Israel - 0.1%
Sarine Technologies Ltd.	803,000	274,387
Japan - 1.4%
SMC Corp.	5,000	1,640,119
SoftBank Corp.	25,100	1,976,970

TOTAL JAPAN		3,617,089

Korea (South) - 6.7%
Cafe24 Corp. (a)	10,691	1,062,920
Cuckoo Holdings Co. Ltd.	8,553	961,072
Hyundai Fire & Marine Insurance Co. Ltd.	49,864	1,674,191
KB Financial Group, Inc.	81,277	3,492,945
LG Chemical Ltd.	6,753	2,233,942
Samsung Electronics Co. Ltd.	104,400	4,331,113
SK Hynix, Inc.	60,864	4,043,265

TOTAL KOREA (SOUTH)		17,799,448

Malaysia - 0.4%
Bursa Malaysia Bhd	594,100	1,058,821
Multi-National - 1.9%
HKT Trust/HKT Ltd. unit	3,315,500	4,889,583
Philippines - 1.2%
Ayala Land, Inc.	3,854,200	3,282,058
Singapore - 0.8%
Wing Tai Holdings Ltd.	1,397,800	2,128,577
Taiwan - 8.4%
E.SUN Financial Holdings Co. Ltd.	4,164,922	2,920,203
Taiwan Semiconductor Manufacturing Co. Ltd.	2,250,393	16,699,056
Voltronic Power Technology Corp.	151,000	2,608,633

TOTAL TAIWAN		22,227,892

Thailand - 2.3%
Bangkok Bank PCL (For. Reg.)	221,600	1,567,657
Home Product Center PCL (For. Reg.)	4,134,300	2,064,503
Thai Beverage PCL	4,740,200	2,570,455

TOTAL THAILAND		6,202,615

United States of America - 0.6%
IPG Photonics Corp. (a)	12,100	1,609,300
TOTAL COMMON STOCKS
(Cost $196,132,400)		258,224,565

Nonconvertible Preferred Stocks - 1.2%
Korea (South) - 1.2%
Samsung Electronics Co. Ltd.
(Cost $3,271,485)	92,500	3,118,174

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 2.43% (c)
(Cost $5,206,136)	5,205,205	5,206,246
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $204,610,021)		266,548,985
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(2,014,652)
NET ASSETS - 100%		$264,534,333

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,886,170 or 1.5% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$58,956
Fidelity Securities Lending Cash Central Fund	19
Total	$58,975

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$34,820,936	$4,962,582	$29,858,354	$--
Consumer Discretionary	38,302,510	28,248,302	10,054,208	--
Consumer Staples	17,294,725	17,294,725	--	--
Energy	11,273,198	11,273,198	--	--
Financials	65,668,014	25,699,128	39,968,886	--
Health Care	7,729,527	7,729,527	--	--
Industrials	22,504,517	9,357,933	13,146,584	--
Information Technology	32,595,594	14,164,772	18,430,822	--
Materials	4,438,614	4,438,614	--	--
Real Estate	15,217,339	11,617,906	3,599,433	--
Utilities	11,497,765	6,939,686	4,558,079	--
Money Market Funds	5,206,246	5,206,246	--	--
Total Investments in Securities:	$266,548,985	$146,932,619	$119,616,366	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Value Leaders Fund

January 31, 2019

AVLF-QTLY-0319
1.813052.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
COMMUNICATION SERVICES - 13.6%
Entertainment - 6.2%
The Walt Disney Co.	7,800	$869,856
Twenty-First Century Fox, Inc. Class A	18,600	917,166
		1,787,022
Interactive Media & Services - 1.8%
Alphabet, Inc. Class A (a)	455	512,280
Media - 5.6%
Comcast Corp. Class A	36,000	1,316,520
Interpublic Group of Companies, Inc.	13,100	298,025
		1,614,545

TOTAL COMMUNICATION SERVICES		3,913,847

CONSUMER DISCRETIONARY - 3.5%
Multiline Retail - 1.8%
Dollar General Corp.	4,400	507,892
Textiles, Apparel & Luxury Goods - 1.7%
PVH Corp.	4,600	501,906

TOTAL CONSUMER DISCRETIONARY		1,009,798

CONSUMER STAPLES - 7.3%
Beverages - 2.0%
C&C Group PLC	151,802	573,383
Food Products - 5.3%
Danone SA	6,700	487,571
The Hershey Co.	4,900	519,890
The J.M. Smucker Co.	5,000	524,400
		1,531,861

TOTAL CONSUMER STAPLES		2,105,244

ENERGY - 9.3%
Energy Equipment & Services - 1.5%
Baker Hughes, a GE Co. Class A	18,400	433,688
Oil, Gas & Consumable Fuels - 7.8%
Exxon Mobil Corp.	14,300	1,047,904
GasLog Partners LP	18,600	422,034
Golar LNG Partners LP	30,700	411,380
Teekay LNG Partners LP	29,000	372,940
		2,254,258

TOTAL ENERGY		2,687,946

FINANCIALS - 24.7%
Banks - 5.6%
U.S. Bancorp	12,971	663,596
Wells Fargo & Co.	19,326	945,235
		1,608,831
Capital Markets - 2.5%
Goldman Sachs Group, Inc.	3,700	732,637
Diversified Financial Services - 5.2%
Berkshire Hathaway, Inc. Class B (a)	7,300	1,500,443
Insurance - 6.2%
Chubb Ltd.	5,400	718,470
Prudential PLC	19,373	378,861
The Travelers Companies, Inc.	5,500	690,470
		1,787,801
Mortgage Real Estate Investment Trusts - 5.2%
AGNC Investment Corp.	29,800	533,718
Annaly Capital Management, Inc.	55,400	578,376
MFA Financial, Inc.	52,000	381,160
		1,493,254

TOTAL FINANCIALS		7,122,966

HEALTH CARE - 22.8%
Biotechnology - 5.2%
Amgen, Inc.	6,200	1,160,082
Celgene Corp. (a)	3,900	344,994
		1,505,076
Health Care Providers & Services - 12.1%
Anthem, Inc.	2,600	787,800
Cigna Corp.	7,000	1,398,670
CVS Health Corp.	19,600	1,284,780
		3,471,250
Pharmaceuticals - 5.5%
Bayer AG	2,872	217,686
Bristol-Myers Squibb Co.	7,400	365,338
Roche Holding AG (participation certificate)	2,440	649,127
Takeda Pharmaceutical Co. Ltd. ADR	18,218	363,813
		1,595,964

TOTAL HEALTH CARE		6,572,290

INDUSTRIALS - 3.7%
Aerospace & Defense - 1.3%
United Technologies Corp.	3,200	377,824
Air Freight & Logistics - 2.4%
C.H. Robinson Worldwide, Inc.	8,100	702,837

TOTAL INDUSTRIALS		1,080,661

INFORMATION TECHNOLOGY - 4.4%
IT Services - 4.4%
Amdocs Ltd.	6,200	346,456
Cognizant Technology Solutions Corp. Class A	8,000	557,440
The Western Union Co.	19,200	350,400
		1,254,296
MATERIALS - 0.2%
Chemicals - 0.2%
LyondellBasell Industries NV Class A	700	60,879
REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 1.5%
Simon Property Group, Inc.	2,300	418,876
Real Estate Management & Development - 2.9%
CBRE Group, Inc. (a)	18,400	841,800

TOTAL REAL ESTATE		1,260,676

UTILITIES - 1.8%
Electric Utilities - 1.8%
Exelon Corp.	10,700	511,032
TOTAL COMMON STOCKS
(Cost $24,625,329)		27,579,635

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 2.43% (b)
(Cost $1,104,901)	1,104,680	1,104,901
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $25,730,230)		28,684,536
NET OTHER ASSETS (LIABILITIES) - 0.5%(c)		146,230
NET ASSETS - 100%		$28,830,766

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 1000 Value Index Contracts (United States)	16	March 2019	$941,360	$32,681	$32,681

The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $36,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,473
Total	$5,473

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$3,913,847	$3,913,847	$--	$--
Consumer Discretionary	1,009,798	1,009,798	--	--
Consumer Staples	2,105,244	1,617,673	487,571	--
Energy	2,687,946	2,687,946	--	--
Financials	7,122,966	6,744,105	378,861	--
Health Care	6,572,290	5,705,477	866,813	--
Industrials	1,080,661	1,080,661	--	--
Information Technology	1,254,296	1,254,296	--	--
Materials	60,879	60,879	--	--
Real Estate	1,260,676	1,260,676	--	--
Utilities	511,032	511,032	--	--
Money Market Funds	1,104,901	1,104,901	--	--
Total Investments in Securities:	$28,684,536	$26,951,291	$1,733,245	$--
Derivative Instruments:
Assets
Futures Contracts	$32,681	$32,681	$--	$--
Total Assets	$32,681	$32,681	$--	$--
Total Derivative Instruments:	$32,681	$32,681	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Markets Fund

January 31, 2019

FAEM-QTLY-0319
1.813064.114

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
Belgium - 0.8%
Umicore SA	143,963	$6,086,364
Bermuda - 1.1%
Credicorp Ltd. (United States)	32,314	7,845,193
Brazil - 8.1%
BM&F BOVESPA SA	1,086,600	9,375,768
Equatorial Energia SA	209,400	5,061,036
Localiza Rent A Car SA	659,400	6,020,514
Lojas Renner SA	552,800	6,896,359
Notre Dame Intermedica Participacoes SA	668,800	6,157,684
Rumo SA (a)	1,269,400	6,839,140
Suzano Papel e Celulose SA	592,200	7,469,072
Vale SA sponsored ADR	988,700	12,299,428

TOTAL BRAZIL		60,119,001

Cayman Islands - 15.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	228,200	38,449,418
Huazhu Group Ltd. ADR	217,400	6,902,450
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	119,400	9,198,576
Shenzhou International Group Holdings Ltd.	674,500	7,942,477
TAL Education Group ADR (a)	254,000	7,881,620
Tencent Holdings Ltd.	977,300	43,504,136

TOTAL CAYMAN ISLANDS		113,878,677

Chile - 1.8%
Banco Santander Chile sponsored ADR	201,500	6,516,510
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR (b)	153,600	6,552,576

TOTAL CHILE		13,069,086

China - 7.1%
China International Travel Service Corp. Ltd. (A Shares)	468,210	3,808,119
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	451,691	6,370,105
Kweichow Moutai Co. Ltd. (A Shares)	70,875	7,293,965
Midea Group Co. Ltd. Class A	1,095,238	7,114,928
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	1,478,500	14,394,026
Shenzhen Inovance Technology Co. Ltd. Class A	1,755,665	5,688,199
Wuliangye Yibin Co. Ltd. Class A	856,494	7,707,526

TOTAL CHINA		52,376,868

France - 3.4%
Dassault Systemes SA	47,900	6,006,226
Hermes International SCA	10,538	6,325,205
Kering SA	13,140	6,580,019
LVMH Moet Hennessy - Louis Vuitton SA	20,812	6,676,498

TOTAL FRANCE		25,587,948

Germany - 0.8%
Wirecard AG	37,100	6,144,636
Hong Kong - 0.9%
AIA Group Ltd.	763,800	6,896,742
India - 13.9%
Asian Paints Ltd.	300,539	5,982,827
Dabur India Ltd.	1,144,500	7,155,544
Godrej Consumer Products Ltd.	686,739	6,864,487
HDFC Bank Ltd.	236,272	6,930,371
Housing Development Finance Corp. Ltd.	488,198	13,225,584
IndusInd Bank Ltd.	337,201	7,154,354
Infosys Ltd. sponsored ADR	1,069,800	11,553,840
Kotak Mahindra Bank Ltd.	392,704	6,949,522
Maruti Suzuki India Ltd.	87,300	8,170,411
Reliance Industries Ltd.	781,909	13,521,979
Tata Consultancy Services Ltd.	373,900	10,612,627
Titan Co. Ltd.	375,717	5,272,534

TOTAL INDIA		103,394,080

Indonesia - 2.4%
PT Bank Central Asia Tbk	4,570,600	9,216,436
PT Bank Rakyat Indonesia Tbk	30,920,300	8,519,818

TOTAL INDONESIA		17,736,254

Ireland - 0.8%
Accenture PLC Class A	40,100	6,157,355
Japan - 0.8%
Keyence Corp.	12,000	6,153,959
Korea (South) - 4.9%
LG Chemical Ltd.	22,772	7,533,145
LG Household & Health Care Ltd.	7,848	8,924,355
Samsung Electronics Co. Ltd.	473,741	19,653,504

TOTAL KOREA (SOUTH)		36,111,004

Netherlands - 1.8%
ASML Holding NV (Netherlands)	37,200	6,505,073
Yandex NV Series A (a)	204,000	6,850,320

TOTAL NETHERLANDS		13,355,393

Philippines - 1.9%
Ayala Land, Inc.	8,551,400	7,281,975
SM Prime Holdings, Inc.	9,320,200	6,810,503

TOTAL PHILIPPINES		14,092,478

Russia - 5.2%
Alrosa Co. Ltd.	4,324,000	6,519,404
Lukoil PJSC sponsored ADR	144,000	11,548,800
NOVATEK OAO GDR (Reg. S)	47,777	8,767,080
Sberbank of Russia	3,607,990	12,060,417

TOTAL RUSSIA		38,895,701

South Africa - 6.0%
Capitec Bank Holdings Ltd.	74,400	6,541,366
FirstRand Ltd.	1,637,900	8,568,759
Mondi Ltd.	282,620	6,991,269
Naspers Ltd. Class N	98,600	22,598,737

TOTAL SOUTH AFRICA		44,700,131

Spain - 0.8%
Amadeus IT Holding SA Class A	84,100	6,110,639
Sweden - 0.8%
Hexagon AB (B Shares)	124,900	6,095,679
Switzerland - 0.8%
Sika AG	47,303	6,231,277
Taiwan - 7.3%
E.SUN Financial Holdings Co. Ltd.	9,676,000	6,784,253
Formosa Chemicals & Fibre Corp.	2,118,000	7,373,463
Formosa Plastics Corp.	2,270,000	7,599,180
Taiwan Semiconductor Manufacturing Co. Ltd.	4,391,000	32,583,444

TOTAL TAIWAN		54,340,340

United Arab Emirates - 1.1%
National Bank of Abu Dhabi PJSC	1,936,305	7,770,207
United Kingdom - 0.9%
NMC Health PLC	192,029	6,488,048
United States of America - 7.6%
Adobe, Inc. (a)	24,700	6,121,154
HEICO Corp. Class A	92,650	6,488,280
MasterCard, Inc. Class A	29,900	6,312,787
MercadoLibre, Inc.	17,800	6,479,200
Microsoft Corp.	56,500	5,900,295
Moody's Corp.	38,700	6,134,337
Thermo Fisher Scientific, Inc.	23,800	5,846,946
TransDigm Group, Inc. (a)	17,300	6,764,300
Visa, Inc. Class A	44,600	6,021,446

TOTAL UNITED STATES OF AMERICA		56,068,745

TOTAL COMMON STOCKS
(Cost $585,655,113)		715,705,805

Nonconvertible Preferred Stocks - 3.8%
Brazil - 3.8%
Itau Unibanco Holding SA	1,316,980	14,003,204
Petroleo Brasileiro SA - Petrobras sponsored ADR	875,900	14,277,170
TOTAL BRAZIL
(Cost $20,870,074)		28,280,374

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 2.43% (c)	20,146,961	20,150,990
Fidelity Securities Lending Cash Central Fund 2.43% (c)(d)	6,656,501	6,657,166
TOTAL MONEY MARKET FUNDS
(Cost $26,808,156)		26,808,156
TOTAL INVESTMENT IN SECURITIES - 103.7%
(Cost $633,333,343)		770,794,335
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(27,533,024)
NET ASSETS - 100%		$743,261,311

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,564
Fidelity Securities Lending Cash Central Fund	77,765
Total	$107,329

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$72,953,193	$29,449,057	$43,504,136	$--
Consumer Discretionary	127,697,814	113,078,839	14,618,975	--
Consumer Staples	44,315,982	44,315,982	--	--
Energy	48,115,029	48,115,029	--	--
Financials	158,886,867	111,821,058	47,065,809	--
Health Care	18,492,678	18,492,678	--	--
Industrials	31,800,433	31,800,433	--	--
Information Technology	141,932,664	102,844,147	39,088,517	--
Materials	80,638,005	59,578,998	21,059,007	--
Real Estate	14,092,478	14,092,478	--	--
Utilities	5,061,036	5,061,036	--	--
Money Market Funds	26,808,156	26,808,156	--	--
Total Investments in Securities:	$770,794,335	$605,457,891	$165,336,444	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Global Equity Income Fund

January 31, 2019

AGED-QTLY-0319
1.938156.106

Schedule of Investments January 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Bailiwick of Jersey - 0.8%
Ferguson PLC	1,123	$75,031
WPP PLC	5,207	59,586

TOTAL BAILIWICK OF JERSEY		134,617

Belgium - 0.8%
KBC Groep NV	2,111	143,235
Bermuda - 0.9%
Hiscox Ltd.	3,196	59,441
IHS Markit Ltd. (a)	1,959	101,711

TOTAL BERMUDA		161,152

Canada - 4.4%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,197	119,351
Constellation Software, Inc.	344	256,732
Fairfax Financial Holdings Ltd. (sub. vtg.)	93	43,993
Imperial Oil Ltd.	3,635	103,134
Suncor Energy, Inc.	7,385	238,195

TOTAL CANADA		761,405

Cayman Islands - 0.8%
Best Pacific International Holdings Ltd.	36,000	8,684
SITC International Holdings Co. Ltd.	123,000	112,933
Value Partners Group Ltd.	14,000	10,404

TOTAL CAYMAN ISLANDS		132,021

China - 0.4%
Kweichow Moutai Co. Ltd. (A Shares)	400	41,165
Shanghai International Airport Co. Ltd. (A Shares)	3,634	26,737
Zhengzhou Yutong Bus Co. Ltd.	2,700	4,662

TOTAL CHINA		72,564

France - 2.7%
Amundi SA (b)	855	49,127
Bouygues SA	556	19,677
Compagnie de St. Gobain	2,252	77,712
Edenred SA	561	22,757
Sanofi SA	1,853	161,059
VINCI SA	1,467	129,082

TOTAL FRANCE		459,414

Germany - 2.4%
Deutsche Post AG	2,797	82,613
Hannover Reuck SE	550	79,258
Linde PLC	576	93,421
SAP SE	1,463	151,282

TOTAL GERMANY		406,574

Hong Kong - 1.0%
AIA Group Ltd.	7,800	70,430
Techtronic Industries Co. Ltd.	17,500	102,157

TOTAL HONG KONG		172,587

India - 1.1%
HDFC Asset Management Co. Ltd. (a)(b)	1,000	19,202
HDFC Bank Ltd. sponsored ADR	500	49,110
Housing Development Finance Corp. Ltd.	1,500	40,636
Reliance Industries Ltd.	4,200	72,633

TOTAL INDIA		181,581

Ireland - 1.1%
Accenture PLC Class A	1,229	188,713
Israel - 0.2%
Ituran Location & Control Ltd.	881	29,029
Japan - 7.4%
A/S One Corp.	400	28,019
Aucnet, Inc.	2,300	18,455
Broadleaf Co. Ltd.	5,500	28,074
Daiichikosho Co. Ltd.	6,100	287,849
Hoya Corp.	5,300	306,444
Inaba Denki Sangyo Co. Ltd.	2,000	77,944
Japan Meat Co. Ltd.	5,100	78,941
Minebea Mitsumi, Inc.	5,900	96,523
Mitani Shoji Co. Ltd.	1,100	54,836
Nippon Telegraph & Telephone Corp.	2,200	94,574
Nitori Holdings Co. Ltd.	200	26,000
Sony Corp.	2,200	110,235
Tsuruha Holdings, Inc.	800	73,739

TOTAL JAPAN		1,281,633

Kenya - 0.5%
Safaricom Ltd.	395,500	93,578
Liberia - 0.2%
Royal Caribbean Cruises Ltd.	334	40,097
Luxembourg - 0.5%
B&M European Value Retail S.A.	20,900	88,871
Multi-National - 0.8%
HKT Trust/HKT Ltd. unit	93,280	137,566
Netherlands - 2.5%
LyondellBasell Industries NV Class A	1,562	135,847
NXP Semiconductors NV	911	79,284
Unilever NV (Certificaten Van Aandelen) (Bearer)	4,148	222,126

TOTAL NETHERLANDS		437,257

Norway - 0.8%
Equinor ASA	5,649	129,136
Spain - 1.0%
Amadeus IT Holding SA Class A	600	43,596
CaixaBank SA	13,200	49,922
Prosegur Cash SA (b)	33,900	79,350

TOTAL SPAIN		172,868

Sweden - 0.7%
AddTech AB (B Shares)	1,460	28,754
HEXPOL AB (B Shares)	2,200	19,463
Loomis AB (B Shares)	1,570	56,183
Radisson Hospitality AB (a)	5,100	23,898

TOTAL SWEDEN		128,298

Switzerland - 4.3%
Banque Cantonale Vaudoise	120	95,088
Chubb Ltd.	954	126,930
Nestle SA (Reg. S)	3,571	311,334
Roche Holding AG (participation certificate)	795	211,498

TOTAL SWITZERLAND		744,850

Taiwan - 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	29,000	215,195
United Kingdom - 11.0%
AstraZeneca PLC sponsored ADR	5,055	184,912
BP PLC	20,767	141,862
British American Tobacco PLC (United Kingdom)	4,658	164,195
Bunzl PLC	4,183	131,674
Cineworld Group PLC	14,049	48,094
Compass Group PLC	4,106	87,809
Cranswick PLC	1,210	45,770
GlaxoSmithKline PLC	7,320	142,188
Hastings Group Holdings PLC (b)	18,922	52,068
Hilton Food Group PLC	13,481	164,086
Imperial Tobacco Group PLC	3,114	103,129
Micro Focus International PLC	9,747	185,828
Moneysupermarket.com Group PLC	23,501	93,396
Nielsen Holdings PLC	2,036	52,284
Reckitt Benckiser Group PLC	1,430	110,031
Rolls-Royce Holdings PLC	3,153	36,649
St. James's Place Capital PLC	6,761	83,179
Standard Life PLC	19,595	64,676

TOTAL UNITED KINGDOM		1,891,830

United States of America - 50.4%
Altria Group, Inc.	2,661	131,320
Ameren Corp.	1,319	91,459
American Tower Corp.	2,319	400,816
AMETEK, Inc.	2,964	216,076
Amgen, Inc.	1,752	327,817
Apple, Inc.	3,084	513,301
Bank of America Corp.	12,992	369,882
Becton, Dickinson & Co.	874	218,028
Bristol-Myers Squibb Co.	2,110	104,171
Capital One Financial Corp.	2,409	194,141
Charter Communications, Inc. Class A (a)	250	82,763
Chevron Corp.	2,929	335,810
Citigroup, Inc.	4,156	267,896
Comcast Corp. Class A	3,874	141,672
ConocoPhillips Co.	4,367	295,602
Danaher Corp.	1,298	143,974
Delek U.S. Holdings, Inc.	1,100	35,761
Diamond Hill Investment Group, Inc.	265	41,075
DowDuPont, Inc.	2,817	151,583
Eli Lilly & Co.	889	106,556
Exxon Mobil Corp.	2,326	170,449
Fortive Corp.	1,113	83,464
General Dynamics Corp.	400	68,468
General Electric Co.	7,524	76,444
Interpublic Group of Companies, Inc.	2,834	64,474
Johnson & Johnson	2,011	267,624
JPMorgan Chase & Co.	3,105	321,368
Lowe's Companies, Inc.	1,633	157,029
MetLife, Inc.	1,485	67,820
Microsoft Corp.	5,469	571,131
MSCI, Inc.	468	79,686
Northrop Grumman Corp.	248	68,336
NRG Energy, Inc.	1,430	58,501
PepsiCo, Inc.	1,779	200,440
Philip Morris International, Inc.	1,073	82,321
Phillips 66 Co.	927	88,445
Qualcomm, Inc.	889	44,023
S&P Global, Inc.	455	87,201
SunTrust Banks, Inc.	3,282	195,016
The Coca-Cola Co.	4,341	208,932
The J.M. Smucker Co.	927	97,224
The Travelers Companies, Inc.	523	65,657
The Walt Disney Co.	1,001	111,632
U.S. Bancorp	4,654	238,099
United Technologies Corp.	1,043	123,147
UnitedHealth Group, Inc.	980	264,796
Valero Energy Corp.	1,255	110,214
Verizon Communications, Inc.	4,982	274,309
Wells Fargo & Co.	5,997	293,313

TOTAL UNITED STATES OF AMERICA		8,709,266

TOTAL COMMON STOCKS
(Cost $14,493,722)		16,913,337

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.7%
Itau Unibanco Holding SA	10,800	114,834
Spain - 0.5%
Grifols SA Class B	5,000	93,583
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $181,917)		208,417
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. Canada Consumer Price Index + 6.500% 8.1% 3/31/40 (c)(d) (Cost $429)	CAD 500	464
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund, 2.43% (e)
(Cost $150,848)	150,818	150,848
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $14,826,916)		17,273,066
NET OTHER ASSETS (LIABILITIES) - 0.0%		5,692
NET ASSETS - 100%		$17,278,758

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $199,747 or 1.2% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,960
Total	$2,960

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,396,097	$1,104,371	$291,726	$--
Consumer Discretionary	756,631	535,555	221,076	--
Consumer Staples	2,154,104	1,346,418	807,686	--
Energy	1,721,241	1,579,379	141,862	--
Financials	3,452,037	3,321,281	130,756	--
Health Care	2,560,669	1,952,341	608,328	--
Industrials	1,823,697	1,384,708	438,989	--
Information Technology	2,306,188	1,753,883	552,305	--
Materials	400,314	400,314	--	--
Real Estate	400,816	400,816	--	--
Utilities	149,960	149,960	--	--
Corporate Bonds	464	--	464	--
Money Market Funds	150,848	150,848	--	--
Total Investments in Securities:	$17,273,066	$14,079,874	$3,193,192	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 29, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 29, 2019